Borrowings and derivative financial instrument - 2026 and 2029 Notes (Details) R in Millions, $ in Millions		12 Months Ended
	Nov. 16, 2021 USD ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		R 41,687	R 36,618	R 22,728
Interest charge		1,793	1,946	1,192
Unwinding of amortised cost		640	688	359
Accrued interest paid		(2,086)	(1,947)	(1,175)
(Gain)/loss on foreign exchange differences		(4,020)	344	2,105
Balance at end of the year		43,257	41,687	36,618
Current portion of balance		(11,402)	(552)	(11,672)
Non-current portion of borrowings		31,855	41,135	24,946
US$675 million senior notes due 2026
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.00%
Face amount of debt | $	$ 675
Debt term	5 years
US$525 million senior notes due 2029
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.50%
Face amount of debt | $	$ 525
Debt term	8 years
2026 and 2029 Notes
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year		22,354	22,042	20,140
Interest charge		905	928	932
Unwinding of amortised cost		101	98	80
Accrued interest paid		(911)	(932)	(951)
(Gain)/loss on foreign exchange differences		(2,625)	218	1,841
Balance at end of the year		19,824	22,354	22,042
Current portion of balance		(11,241)	(118)	(116)
Non-current portion of borrowings		R 8,583	R 22,236	R 21,926